Hire purchase liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of hire purchase liabilities

	2024	2023
	USD	USD

Total outstanding	7,384	19,525
Less: Interest-in-suspense	(124)	(663)

Principal outstanding	7,260	18,862
Less: Amount due within 12 months (shown under current liabilities)	(7,260)	(11,167)

	-	7,695